Quarterly Holdings Report
for
Fidelity® Balanced Fund
November 30, 2023
BAL-NPRT1-0124
1.809104.119
Common Stocks - 61.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	7,700,091	127,591
Cellnex Telecom SA (a)	398,200	15,203
Liberty Global Ltd. Class C (b)	534,945	9,008
		151,802
Entertainment - 1.0%
Netflix, Inc. (c)	373,003	176,792
Roku, Inc. Class A (c)	215,839	22,490
Sea Ltd. ADR (c)	980,427	35,511
Spotify Technology SA (c)	68,459	12,672
Take-Two Interactive Software, Inc. (c)	79,573	12,588
The Walt Disney Co.	1,322,142	122,549
TKO Group Holdings, Inc.	248,447	19,212
		401,814
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (c)	4,829,316	640,029
Class C (c)	1,123,105	150,406
Epic Games, Inc. (c)(d)(e)	12,272	7,252
Match Group, Inc. (c)	187,565	6,073
Meta Platforms, Inc. Class A (c)	1,857,078	607,543
Pinterest, Inc. Class A (c)	517,061	17,616
Snap, Inc. Class A (c)	3,366,279	46,556
		1,475,475
Media - 0.3%
Altice U.S.A., Inc. Class A (c)	828,361	1,905
Charter Communications, Inc. Class A (c)	82,234	32,904
Comcast Corp. Class A	909,988	38,119
Liberty Broadband Corp.:
Class A (c)	679,560	56,363
Class C (c)	254,449	21,150
		150,441
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	271,786	40,890
TOTAL COMMUNICATION SERVICES		2,220,422
CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.1%
Adient PLC (c)	699,432	22,522
Aptiv PLC (c)	219,500	18,183
		40,705
Automobiles - 1.0%
Ferrari NV	68,503	24,590
Tesla, Inc. (c)	1,567,591	376,347
		400,937
Broadline Retail - 2.8%
Amazon.com, Inc. (c)	7,530,068	1,100,068
eBay, Inc.	1,011,670	41,489
		1,141,557
Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (c)	30,482	95,278
Caesars Entertainment, Inc. (c)	630,771	28,208
Churchill Downs, Inc.	396,272	45,876
Domino's Pizza, Inc.	90,352	35,498
Flutter Entertainment PLC (c)	11,200	1,749
Marriott International, Inc. Class A	409,247	82,954
McDonald's Corp.	285,789	80,547
Penn Entertainment, Inc. (c)	254,451	6,249
Red Rock Resorts, Inc.	185,273	8,250
Sweetgreen, Inc. Class A (c)	72,795	685
Yum! Brands, Inc.	618,727	77,681
		462,975
Household Durables - 0.0%
D.R. Horton, Inc.	17,187	2,194
Mohawk Industries, Inc. (c)	179,698	15,869
		18,063
Specialty Retail - 1.2%
Burlington Stores, Inc. (c)	93,370	15,835
Cazoo Group Ltd. (c)(d)	19,377	9
Foot Locker, Inc.	233,513	6,289
Lowe's Companies, Inc.	718,934	142,946
The Home Depot, Inc.	359,400	112,668
TJX Companies, Inc.	2,104,842	185,458
Valvoline, Inc.	728,158	24,932
		488,137
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	963,468	106,242
PVH Corp.	378,293	36,989
Tapestry, Inc.	980,408	31,050
		174,281
TOTAL CONSUMER DISCRETIONARY		2,726,655
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (c)	53,740	19,065
Brown-Forman Corp. Class B (non-vtg.) (b)	335,368	19,700
Celsius Holdings, Inc. (c)	122,682	6,074
Constellation Brands, Inc. Class A (sub. vtg.)	259,093	62,309
Diageo PLC	405,661	14,199
Duckhorn Portfolio, Inc. (c)	39,879	410
Keurig Dr. Pepper, Inc.	1,187,106	37,477
Monster Beverage Corp.	1,238,819	68,321
PepsiCo, Inc.	668,962	112,580
The Coca-Cola Co.	3,085,980	180,345
The Vita Coco Co., Inc. (c)	591,298	16,592
		537,072
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	377,040	21,506
BJ's Wholesale Club Holdings, Inc. (c)	81,072	5,236
Costco Wholesale Corp.	340,231	201,669
Dollar General Corp.	113,411	14,870
Dollar Tree, Inc. (c)	203,688	25,174
Maplebear, Inc. (b)	15,289	370
Sprouts Farmers Market LLC (c)	73,200	3,153
Target Corp.	311,711	41,710
U.S. Foods Holding Corp. (c)	658,620	28,867
Walmart, Inc.	1,033,821	160,956
		503,511
Food Products - 0.4%
Freshpet, Inc. (b)(c)	202,520	14,369
Lamb Weston Holdings, Inc.	221,121	22,119
McCormick & Co., Inc. (non-vtg.)	368,374	23,882
Mondelez International, Inc.	1,168,364	83,024
The Hershey Co.	168,089	31,587
		174,981
Household Products - 0.7%
Energizer Holdings, Inc.	209,993	6,476
Procter & Gamble Co.	1,940,082	297,841
		304,317
Personal Care Products - 0.3%
elf Beauty, Inc. (c)	165,355	19,527
Estee Lauder Companies, Inc. Class A	319,952	40,855
Kenvue, Inc.	2,255,168	46,096
		106,478
Tobacco - 0.2%
Altria Group, Inc.	1,356,200	57,015
TOTAL CONSUMER STAPLES		1,683,374
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Expro Group Holdings NV (c)	1,307,071	20,325
Schlumberger Ltd.	738,038	38,407
Weatherford International PLC (c)	358,600	32,521
		91,253
Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp.	12,998,922	24,236
Athabasca Oil Corp. (c)	8,465,038	24,205
Canadian Natural Resources Ltd.	334,300	22,331
Eco Atlantic Oil & Gas Ltd. (c)	7,873,500	986
Exxon Mobil Corp.	4,379,241	449,923
Hess Corp.	388,168	54,561
Imperial Oil Ltd.	1,543,858	86,980
Kosmos Energy Ltd. (c)	3,663,418	24,875
MEG Energy Corp. (c)	3,577,095	67,643
Phillips 66 Co.	584,904	75,388
Shell PLC ADR	926,887	60,989
Valero Energy Corp.	449,652	56,368
		948,485
TOTAL ENERGY		1,039,738
FINANCIALS - 8.3%
Banks - 2.7%
AIB Group PLC	3,224,637	14,932
Bank of America Corp.	3,713,114	113,213
Citigroup, Inc.	886,916	40,887
DNB Bank ASA	1,077,140	20,518
Eurobank Ergasias Services and Holdings SA (c)	17,541,311	32,287
HDFC Bank Ltd.	850,700	15,950
JPMorgan Chase & Co.	2,720,572	424,627
KBC Group NV	124,245	7,114
KeyCorp	4,387,457	54,361
M&T Bank Corp.	208,158	26,680
Pathward Financial, Inc.	199,000	9,868
Piraeus Financial Holdings SA (c)	5,389,800	19,126
PNC Financial Services Group, Inc.	765,235	102,511
Starling Bank Ltd. Series D (c)(d)(e)	5,092,112	19,350
Truist Financial Corp.	1,511,362	48,575
Wells Fargo & Co.	3,953,671	176,294
		1,126,293
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,085,054	52,430
BlackRock, Inc. Class A	116,997	87,892
Brookfield Corp. Class A (b)	545,135	19,227
Cboe Global Markets, Inc.	175,396	31,955
CME Group, Inc.	337,369	73,668
Interactive Brokers Group, Inc.	348,946	27,162
London Stock Exchange Group PLC	158,987	17,923
MarketAxess Holdings, Inc.	146,651	35,214
Moody's Corp.	214,764	78,380
Morgan Stanley	1,236,527	98,106
Northern Trust Corp.	553,737	43,884
State Street Corp.	191,945	13,977
StepStone Group, Inc. Class A	554,993	14,219
UBS Group AG	2,078,601	58,720
Virtu Financial, Inc. Class A	591,979	10,644
		663,401
Consumer Finance - 0.1%
OneMain Holdings, Inc.	565,636	23,926
Shriram Transport Finance Co. Ltd.	717,503	17,272
		41,198
Financial Services - 2.3%
Apollo Global Management, Inc.	1,091,165	100,387
Berkshire Hathaway, Inc.:
Class A (c)	79	43,126
Class B (c)	57,332	20,640
Block, Inc. Class A (c)	1,585,091	100,542
Dlocal Ltd. (c)	1,249,187	21,548
Fiserv, Inc. (c)	588,404	76,851
FleetCor Technologies, Inc. (c)	97,068	23,345
Global Payments, Inc.	456,974	53,210
Jumo World Holding Ltd. (d)(e)	1,165,143	1,701
Jumo World Ltd. (c)(e)	1,163	0
One97 Communications Ltd. (c)	3,304,900	34,714
Shift4 Payments, Inc. (b)(c)	370,854	24,410
UWM Holdings Corp. Class A (b)	2,175,008	11,854
Visa, Inc. Class A	1,546,512	396,959
Voya Financial, Inc.	138,376	9,895
Worldline SA (a)(c)	919,510	14,291
		933,473
Insurance - 1.6%
Arthur J. Gallagher & Co.	367,463	91,498
Chubb Ltd.	441,185	101,221
Direct Line Insurance Group PLC (c)	9,870,362	23,489
Everest Re Group Ltd.	123,833	50,840
Fairfax Financial Holdings Ltd. (sub. vtg.)	39,440	36,252
Globe Life, Inc.	196,497	24,195
Hartford Financial Services Group, Inc.	683,896	53,453
Marsh & McLennan Companies, Inc.	482,155	96,151
Progressive Corp.	526,901	86,428
Prudential PLC	914,926	10,007
The Travelers Companies, Inc.	268,814	48,553
Unum Group	930,471	40,010
		662,097
TOTAL FINANCIALS		3,426,462
HEALTH CARE - 7.8%
Biotechnology - 1.3%
Exact Sciences Corp. (c)	386,680	24,748
Gilead Sciences, Inc.	2,624,972	201,073
Legend Biotech Corp. ADR (c)	119,028	7,239
Regeneron Pharmaceuticals, Inc. (c)	172,472	142,084
Vertex Pharmaceuticals, Inc. (c)	407,103	144,444
		519,588
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	331,367	34,558
Boston Scientific Corp. (c)	5,354,680	299,273
Inspire Medical Systems, Inc. (c)	46,006	6,685
Intuitive Surgical, Inc. (c)	402,698	125,175
Penumbra, Inc. (c)	205,530	45,646
Stryker Corp.	729,629	216,211
		727,548
Health Care Providers & Services - 2.5%
agilon health, Inc. (c)	1,441,538	15,309
Cencora, Inc.	882,058	179,384
Cigna Group	443,182	116,504
CVS Health Corp.	886,658	60,248
Humana, Inc.	24,686	11,969
Surgery Partners, Inc. (c)	2,746,959	89,963
UnitedHealth Group, Inc.	1,028,428	568,690
		1,042,067
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (c)	409,597	17,826
Danaher Corp.	137,470	30,698
Gerresheimer AG	327,381	30,949
Thermo Fisher Scientific, Inc.	49,740	24,659
		104,132
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	2,037,407	131,596
Eli Lilly & Co.	652,301	385,536
Indivior PLC (c)	2,630,997	42,781
Merck & Co., Inc.	2,248,575	230,434
Royalty Pharma PLC	1,492,984	40,415
		830,762
TOTAL HEALTH CARE		3,224,097
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	1,031,614	54,263
Lockheed Martin Corp.	301,975	135,215
Northrop Grumman Corp.	108,180	51,403
RTX Corp.	366,311	29,847
Space Exploration Technologies Corp. Class A (c)(d)(e)	117,000	9,477
The Boeing Co. (c)	637,488	147,661
TransDigm Group, Inc.	71,084	68,445
		496,311
Air Freight & Logistics - 0.1%
FedEx Corp.	180,671	46,763
Building Products - 0.4%
Trane Technologies PLC	762,811	171,945
Construction & Engineering - 0.0%
Quanta Services, Inc.	114,500	21,561
Electrical Equipment - 0.6%
AMETEK, Inc.	995,321	154,504
Eaton Corp. PLC	426,880	97,196
		251,700
Ground Transportation - 0.9%
CSX Corp.	2,548,109	82,304
Old Dominion Freight Lines, Inc.	283,668	110,364
Uber Technologies, Inc. (c)	1,376,729	77,620
Union Pacific Corp.	389,606	87,767
		358,055
Industrial Conglomerates - 0.4%
General Electric Co.	1,369,102	166,757
Machinery - 1.6%
Caterpillar, Inc.	365,409	91,615
Deere & Co.	97,098	35,383
Dover Corp.	771,703	108,934
Fortive Corp.	1,614,427	111,363
Ingersoll Rand, Inc.	1,713,740	122,412
Parker Hannifin Corp.	399,083	172,875
		642,582
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	553,658	20,447
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	2,927,012	30,997
TOTAL INDUSTRIALS		2,207,118
INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	911,353	82,924
IT Services - 0.9%
Capgemini SA	322,513	65,998
EPAM Systems, Inc. (c)	182,344	47,079
Infosys Ltd. sponsored ADR	1,403,872	24,638
MongoDB, Inc. Class A (c)	214,216	89,058
Shopify, Inc. Class A (c)	143,536	10,452
Snowflake, Inc. (c)	219,459	41,188
Twilio, Inc. Class A (c)	548,607	35,484
Wix.com Ltd. (c)	319,140	32,393
		346,290
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (c)	901,079	109,175
ASML Holding NV (Netherlands)	113,839	77,584
GaN Systems, Inc. (e)	418,841	42
GaN Systems, Inc. (e)	418,841	0
Marvell Technology, Inc.	1,190,881	66,368
Micron Technology, Inc.	2,197,072	167,241
NVIDIA Corp.	1,941,279	907,936
NXP Semiconductors NV	411,408	83,960
ON Semiconductor Corp. (c)	267,300	19,067
Renesas Electronics Corp. (c)	2,823,078	49,203
SolarEdge Technologies, Inc. (b)(c)	490,263	38,917
Taiwan Semiconductor Manufacturing Co. Ltd.	5,593,000	101,799
		1,621,292
Software - 8.3%
Adobe, Inc. (c)	512,295	313,017
Autodesk, Inc. (c)	384,836	84,060
CCC Intelligent Solutions Holdings, Inc. (c)(d)	253,848	2,965
Elastic NV (c)	396,781	31,885
Five9, Inc. (c)	542,225	41,328
HubSpot, Inc. (c)	162,103	80,068
Intuit, Inc.	318,373	181,937
Microsoft Corp.	5,863,910	2,221,898
Salesforce, Inc. (c)	978,679	246,529
Stripe, Inc. Class B (c)(d)(e)	110,500	2,432
Synopsys, Inc. (c)	212,791	115,594
Tenable Holdings, Inc. (c)	585,642	24,240
Workday, Inc. Class A (c)	279,222	75,591
		3,421,544
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	8,049,762	1,529,052
Samsung Electronics Co. Ltd.	968,100	54,220
		1,583,272
TOTAL INFORMATION TECHNOLOGY		7,055,322
MATERIALS - 1.4%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	121,450	32,858
Cabot Corp.	204,409	15,515
Celanese Corp. Class A	193,257	26,797
Chemtrade Logistics Income Fund	1,244,933	7,982
Corteva, Inc.	529,821	23,948
Dow, Inc.	749,000	38,761
DuPont de Nemours, Inc.	361,312	25,848
Linde PLC	436,387	180,564
LyondellBasell Industries NV Class A	262,203	24,936
Nutrien Ltd.	110,000	5,884
Olin Corp.	191,625	9,033
The Chemours Co. LLC	660,042	18,105
The Mosaic Co.	314,500	11,287
Tronox Holdings PLC	977,771	12,467
Westlake Corp.	82,106	10,542
		444,527
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	33,512	15,569
Vulcan Materials Co.	71,939	15,363
		30,932
Containers & Packaging - 0.1%
Aptargroup, Inc.	118,021	14,976
Crown Holdings, Inc.	35,973	3,094
Greif, Inc. Class A	207,321	14,492
		32,562
Metals & Mining - 0.2%
Arch Resources, Inc.	10,900	1,809
E3 Lithium Ltd. (c)	304,100	477
First Quantum Minerals Ltd.	292,976	2,399
Franco-Nevada Corp.	82,036	9,188
Freeport-McMoRan, Inc.	1,318,533	49,208
Ivanhoe Mines Ltd. (c)	967,139	8,631
Nucor Corp.	100,871	17,145
Reliance Steel & Aluminum Co.	5,421	1,492
		90,349
TOTAL MATERIALS		598,370
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	344,109	71,843
COPT Defense Properties (SBI)	421,517	10,201
Crown Castle International Corp.	326,693	38,315
CubeSmart	78,875	3,136
Digital Realty Trust, Inc.	377,608	52,404
Equinix, Inc.	100,196	81,661
Equity Lifestyle Properties, Inc.	584,346	41,547
Essex Property Trust, Inc.	157,325	33,583
Extra Space Storage, Inc.	11,522	1,500
Invitation Homes, Inc.	1,022,725	34,118
Mid-America Apartment Communities, Inc.	319,333	39,751
Omega Healthcare Investors, Inc.	251,401	7,982
Prologis (REIT), Inc.	704,873	81,011
Simon Property Group, Inc.	253,347	31,641
Ventas, Inc.	469,737	21,533
Welltower, Inc.	645,655	57,528
		607,754
UTILITIES - 1.5%
Electric Utilities - 1.2%
Constellation Energy Corp.	488,554	59,135
Duke Energy Corp.	174,600	16,112
Edison International	458,047	30,685
Entergy Corp.	226,358	22,955
FirstEnergy Corp.	639,019	23,605
NextEra Energy, Inc.	1,640,962	96,013
NRG Energy, Inc.	453,722	21,706
PG&E Corp.	3,901,589	66,990
PPL Corp.	1,179,416	30,806
Southern Co.	1,573,766	111,706
		479,713
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	985,985	16,969
Multi-Utilities - 0.3%
Dominion Energy, Inc.	200,621	9,096
NiSource, Inc.	905,275	23,211
Sempra	971,834	70,818
		103,125
Water Utilities - 0.0%
American Water Works Co., Inc.	112,631	14,849
TOTAL UTILITIES		614,656
TOTAL COMMON STOCKS (Cost $15,759,337)		25,403,968

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)(e)	143,672	33,569

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)(e)	239,407	4,884

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	120,349	3,556
Series B2(c)(d)(e)	54,288	1,752
		5,308
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	49,193	4,429

TOTAL INDUSTRIALS		9,737

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	412,038	8,117

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)(e)	947,200	9,548
Xsight Labs Ltd. Series D (c)(d)(e)	450,873	2,033
		11,581
Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	189,206	2,412
Bolt Technology OU Series E (c)(d)(e)	41,382	4,737
Databricks, Inc.:
Series G(c)(d)(e)	30,576	2,247
Series H(c)(d)(e)	125,490	9,224
Skyryse, Inc. Series B (c)(d)(e)	332,947	7,964
Stripe, Inc. Series H (c)(d)(e)	135,605	2,985
		29,569
TOTAL INFORMATION TECHNOLOGY		49,267

TOTAL CONVERTIBLE PREFERRED STOCKS		97,457
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (c)(d)(e)	467,381	9,535

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (c)(e)	588,051	5,163

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	403,701	5,046

TOTAL NONCONVERTIBLE PREFERRED STOCKS		19,744
TOTAL PREFERRED STOCKS (Cost $122,742)		117,201

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e) (Cost $10,087)	10,087	10,049

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.38% 1/25/24 (g) (Cost $8,173)	8,240	8,173

Fixed-Income Funds - 36.8%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $17,496,808)	159,117,256	15,219,566

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (i)	310,967,788	311,030
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	76,970,953	76,979
TOTAL MONEY MARKET FUNDS (Cost $388,006)		388,009

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $33,785,153)	41,146,966
NET OTHER ASSETS (LIABILITIES) - 0.4%	184,517
NET ASSETS - 100.0%	41,331,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,690	Dec 2023	386,735	1,465	1,465

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,494,000 or 0.1% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,273,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	10,087

Astera Labs, Inc. Series C	8/24/21	3,184

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,875

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Circle Internet Financial Ltd. Series E	5/11/21	7,586

Circle Internet Financial Ltd. Series F	5/09/22	10,089

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

Gupshup, Inc.	6/08/21	9,231

Jumo World Holding Ltd.	9/06/23	1,165

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp. Class A	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21 - 5/25/23	5,441

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	564,596	683,449	937,015	5,657	-	-	311,030	0.6%
Fidelity Investment Grade Bond Central Fund	15,060,318	281,567	9,945	151,327	(215)	(112,159)	15,219,566	40.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,233	115,247	74,501	53	-	-	76,979	0.3%
Total	15,661,147	1,080,263	1,021,461	157,037	(215)	(112,159)	15,607,575

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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